UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-06103

Investors Cash Trust

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

One International Place

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	8/31

Date of reporting period:	2/29/2020

ITEM 1.	REPORT TO STOCKHOLDERS

February 29, 2020

Semiannual Report

to Shareholders

DWS ESG Liquidity Fund

Institutional Shares

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s Web site (dws.com), and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank), or if you are a direct investor, by calling (800) 728-3337 or sending an email request to service@dws.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 728-3337 or send an email request to service@dws.com to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with DWS if you invest directly with the Fund.

Contents

4	Portfolio Summary
5	Investment Portfolio
11	Statement of Assets and Liabilities
12	Statement of Operations
13	Statements of Changes in Net Assets
14	Financial Highlights
15	Notes to Financial Statements
23	Information About Your Fund’s Expenses
25	Advisory Agreement Board Considerations and Fee Evaluation
30	Account Management Resources
32	Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

NOT FDIC/NCUA INSURED    NO BANK GUARANTEE    MAY LOSE VALUE NOT A DEPOSIT    NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	DWS ESG Liquidity Fund — Institutional Shares

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. Investing in securities that meet ESG criteria may result in the Fund forgoing otherwise attractive opportunities, which may result in underperformance when compared to funds that do not consider ESG factors. Money Market investments are subject to interest-rate and credit risks. When interest rates rise, prices generally fall. In addition, any unexpected behavior in interest rates could increase the volatility of the Fund’s yield and could hurt fund performance. Prepayments could also create capital gains tax liability in some instances. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Although individual securities may outperform the market, the entire market may decline as a result of rising interest rates, regulatory developments or deteriorating economic conditions. Any investments in money market instruments of foreign issuers are subject to some of the risks of foreign investing, such as unfavorable political and legal developments, limited financial information, and regulatory risk and, economic and financial instability. Portfolio management could be wrong in its analysis of industries, companies, economic trends and favor a security that underperforms the market. Please read the prospectus for details.

War, terrorism, economic uncertainty, trade disputes, public health crises (including the recent pandemic spread of the novel coronavirus) and related geopolitical events could lead to increased market volatility, disruption to U.S. and world economies and markets and may have significant adverse effects on the Fund and its investments.

DWS ESG Liquidity Fund — Institutional Shares	|	3

Portfolio Summary	(Unaudited)

Asset Allocation (As a % of Investment Portfolio)	2/29/20	8/31/19
Commercial Paper	52%	53%
Repurchase Agreements	25%	30%
Variable Rate Demand Notes	8%	9%
Certificates of Deposit and Bank Notes	8%	7%
Time Deposits	4%	—
Government & Agency Obligations	2%	—
Corporate Bonds	1%	1%
	100%	100%

Weighted Average Maturity	2/29/20	8/31/19
DWS ESG Liquidity Fund	26 days	29 days
iMoneyNet Money Fund Average™ — First Tier Institutional — AAA Rating*	29 days	34 days

*

The Fund is compared to its respective iMoneyNet Money Fund Average category: First Tier Institutional — AAA Rating — Category includes institutional funds that may invest in certificates of deposit, time deposits, bankers’ acceptances and other short-term obligations issued by domestic banks, foreign subsidiaries or foreign branches of domestic banks, domestic and foreign branches of foreign banks and other banking institutions, commercial paper, floating and variable rate demand notes and bonds, and asset backed securities; and has been assigned a rating by one of the nationally recognized statistical rating organizations. Standard & Poor’s, Moody’s Investors Service, and Fitch Ratings are the largest NRSROs.

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.

Portfolio holdings and characteristics are subject to change.

For more complete details about the Fund’s holdings, see page 5.

4	|	DWS ESG Liquidity Fund — Institutional Shares

Investment Portfolio	as of February 29, 2020 (Unaudited)

	Principal Amount ($)	Value ($)

Certificates of Deposit and Bank Notes* 7.5%
Canadian Imperial Bank of Commerce:

FEDL01 + 0.17%, 1.75%, 11/30/2020	7,000,000	7,000,000

1-month LIBOR plus 0.230%, 1.885%, 10/1/2020	5,000,000	5,005,002

Cooperatieve Rabobank UA:

1-month LIBOR plus 0.160%, 1.826%, 5/6/2020	3,000,000	3,000,790

1-month LIBOR plus 0.160%, 1.831%, 7/9/2020	8,000,000	8,003,594

Credit Suisse AG, FEDL01 + 0.27%, 1.85%, 3/13/2020	10,000,000	10,000,718

Svenska Handelsbanken AB, 1-month LIBOR plus 0.180%, 1.848%, 6/5/2020	5,500,000	5,501,503

Toronto-Dominion Bank, FEDL01 + 0.310%, 1.89%, 7/10/2020	4,500,000	4,504,162
Total Certificates of Deposit and Bank Notes (Cost $43,000,000)		43,015,769

Commercial Paper 51.9%
Issued at Discount** 35.5%

Barton Capital SA, 144A, 1.876%, 4/8/2020	7,250,000	7,236,740

BNG Bank NV:

144A, 1.616%, 8/21/2020	2,300,000	2,284,805

144A, 1.789%, 6/9/2020	8,000,000	7,968,057

BNZ International Funding Ltd., 144A, 2.115%, 3/23/2020	7,500,000	7,491,937

Caisse des Depots et Consignations:

144A, 1.606%, 5/28/2020	5,000,000	4,981,056

144A, 2.038%, 3/16/2020	6,500,000	6,494,797

Commonwealth Bank of Australia, 144A, 2.074%, 3/23/2020	4,500,000	4,495,125

Dexia Credit Local:

1.616%, 8/20/2020	5,000,000	4,960,629

1.901%, 5/20/2020	4,000,000	3,985,060

2.084%, 3/6/2020	2,000,000	1,999,268

2.115%, 4/14/2020	4,500,000	4,490,534

DNB Bank ASA, 2.084%, 3/17/2020	8,000,000	7,993,476

Federation Desjardins du Quebec:

144A, 1.82%, 9/22/2020	4,290,000	4,254,907

144A, 2.562%, 5/19/2020	5,500,000	5,481,275

Kreditanstalt Fuer Wiederaufbau, 144A, 1.713%, 7/22/2020	7,500,000	7,455,786

LVMH Moet Hennessy Louis Vuitton, Inc., 144A, 1.698%, 5/4/2020	10,000,000	9,972,439

The accompanying notes are an integral part of the financial statements.

DWS ESG Liquidity Fund — Institutional Shares	|	5

	Principal Amount ($)	Value ($)

Matchpoint Finance PLC:

144A, 1.627%, 3/2/2020	15,000,000	14,997,207

144A, 1.922%, 3/13/2020	7,500,000	7,494,887

Mont Blanc Capital Corp.:

144A, 1.83%, 5/20/2020	5,000,000	4,981,528

144A, 1.922%, 3/6/2020	8,500,000	8,496,792

National Australia Bank Ltd., 144A, 1.779%, 4/6/2020	5,000,000	4,991,846

Natixis, 1.744%, 5/4/2020	7,500,000	7,479,678

Nederlandse Waterschapsbank NV, 144A, 2.033%, 3/9/2020	6,500,000	6,496,864

NRW.Bank:

144A, 1.876%, 4/15/2020	5,000,000	4,989,743

144A, 2.028%, 3/6/2020	5,000,000	4,998,187

144A, 2.079%, 4/8/2020	8,500,000	8,484,944

Ontario Teachers Finance Trust, 144A, 1.871%, 8/18/2020	3,000,000	2,979,594

Skandinaviska Enskilda Banken AB, 144A, 1.911%, 4/23/2020	4,000,000	3,990,514

Starbird Funding Corp., 144A, 2.105%, 3/17/2020	5,000,000	4,995,572

Toyota Motor Credit Corp., 2.013%, 4/13/2020	7,000,000	6,986,140

United Parcel Service, Inc., 144A, 1.586%, 5/15/2020	4,000,000	3,988,225

Versailles Commercial Paper LLC:

144A, 1.728%, 5/1/2020	7,500,000	7,478,646

144A, 1.84%, 4/8/2020	8,500,000	8,484,207

		203,860,465

Issued at Par* 16.4%

ASB Finance Ltd., 144A, 1-month LIBOR plus 0.140%, 1.743%, 10/30/2020	8,000,000	8,003,070

BNG Bank NV, 144A, 1-month LIBOR plus 0.100%, 1.766%, 11/6/2020	10,000,000	10,000,864

BNZ International Funding Ltd.:

144A, 3-month LIBOR plus 0.080%, 1.776%, 5/21/2020	5,000,000	5,001,196

144A, 1-month LIBOR plus 0.180%, 1.827%, 4/20/2020	3,600,000	3,600,982

Commonwealth Bank of Australia, 144A, 3-month LIBOR plus 0.050%, 1.928%, 10/9/2020	7,500,000	7,501,784

Fairway Finance Co., LLC, 144A, 1-month LIBOR plus 0.060%, 1.707%, 8/20/2020	10,000,000	10,000,439

Federation Des Caisses Desjardins Du Quebec, 144A, 3-month LIBOR plus 0.900%, 1.921%, 7/15/2020	5,000,000	5,002,016

ING U.S. Funding LLC, 144A, 1-month LIBOR plus 0.270%, 1.925%, 7/1/2020	10,000,000	10,008,378

PSP Capital, Inc., 144A, SOFR plus 0.200%, 1.78%, 1/29/2021	8,000,000	8,001,479

Royal Bank of Canada, 144A, SOFR plus 0.200%, 1.78%, 6/5/2020	7,000,000	7,002,649

The accompanying notes are an integral part of the financial statements.

6	|	DWS ESG Liquidity Fund — Institutional Shares

	Principal Amount ($)	Value ($)

Svenska Handelsbanken AB, 144A, 1-month LIBOR plus 0.250%, 1.853%, 12/31/2020	7,000,000	7,008,862

Thunder Bay Funding LLC, 144A, 1-month LIBOR plus 0.200%, 1.871%, 4/8/2020	13,000,000	13,001,126

		94,132,845
Total Commercial Paper (Cost $297,899,124)		297,993,310

Variable Rate Demand Notes*** 8.6%

Alaska, State Housing Finance Corp., Series B, 1.52%, 3/6/2020	5,000,000	5,000,000

California, State Statewide Communities Development Authority, Multi-Family Housing Revenue, Uptown Newport Apartments, Series BB-T, 1.89%, 3/6/2020, LOC: East West Bank	300,000	300,000

California, University of California Revenue, Series Z-2, 1.62%, 3/6/2020	150,000	150,000

Colorado, State Housing & Finance Authority, Multi-Family Housing Project, Series C, Class I, 1.58%, 3/6/2020, SPA: Federal Home Loan Bank	13,600,000	13,600,000

Maine, State Housing Authority Mortgage Revenue, Series E, 1.58%, 3/6/2020, SPA: Barclays Bank PLC	1,100,000	1,100,000

New York, State Housing Finance Agency Revenue, 160 Madison Avenue LLC, Series B, 1.6%, 3/2/2020, LOC: Landesbank Hessen-Thuringen	9,500,000	9,500,000

New York, State Housing Finance Agency, 505 West 37 LLC, Series B, 1.58%, 3/2/2020, LOC: Landesbank Hessen-Thuringen	7,090,000	7,090,000

Texas, Taxable Muniocipal Funding Trust, Public Finance Authority, Series 2018-001, 1.68%, 3/6/2020, LIQ: Barclays Bank PLC	5,255,000	5,255,000

Valdosta-Lowndes County, GA, Industrial Development Authority, Martin’s Famous Pastry Shoppe, Inc., Series B, 1.64%, 3/6/2020, LOC: Wells Fargo Bank NA	1,875,000	1,875,000

Wisconsin, Housing & Economic Development Authority:

Series B, 1.6%, 3/6/2020, SPA: JP Morgan Chase Bank NA	4,020,000	4,020,000

Series B, 1.6%, 3/6/2020, SPA: Federal Home Loan Bank	1,585,000	1,585,000
Total Variable Rate Demand Notes (Cost $49,475,000)		49,475,000

Government & Agency Obligations 1.7%
U.S. Government Sponsored Agencies 0.8%
Federal Home Loan Bank, 1.94%, 6/16/2020	4,500,000	4,501,509

The accompanying notes are an integral part of the financial statements.

DWS ESG Liquidity Fund — Institutional Shares	|	7

	Principal Amount ($)	Value ($)
U.S. Treasury Obligations * 0.9%

U.S. Treasury Floating Rate Notes, 3-month U.S. Treasury Bill Money Market Yield plus 0.033%, 1.544%, 4/30/2020	5,000,000	5,000,095
Total Government & Agency Obligations (Cost $9,499,008)		9,501,604

Time Deposits 4.3%
Mizuho Bank Ltd., 1.58%, 3/2/2020 (Cost $25,000,000)	25,000,000	25,000,000

Corporate Bonds* 1.3%
Toyota Motor Credit Corp., 2.096%, 4/17/2020 (Cost $7,502,998)	7,500,000	7,503,994

Repurchase Agreements 24.6%

BNP Paribas, 1.59%, dated 02/28/2020, to be repurchased at $50,006,625 on 3/2/2020 (a)	50,000,000	50,000,000

Citigroup Global Markets, Inc., 1.59%, dated 02/28/2020, to be repurchased at $41,305,472 on 3/2/2020 (b)	41,300,000	41,300,000

HSBC Securities, Inc., 1.59%, dated 02/28/2020, to be repurchased at $50,006,625 on 3/2/2020 (c)	50,000,000	50,000,000
Total Repurchase Agreements (Cost $141,300,000)		141,300,000

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $573,676,130)	99.9	573,789,677
Other Assets and Liabilities, Net	0.1	388,818

Net Assets	100.0	574,178,495

*	Floating rate security. These securities are shown at their current rate as of February 29, 2020.

**	Annualized yield at time of purchase; not a coupon rate.

***

Variable rate demand notes are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder at any time, and are shown at their current rates as of February 29, 2020. Date shown reflects the earlier of demand date or stated maturity date.

The accompanying notes are an integral part of the financial statements.

8	|	DWS ESG Liquidity Fund — Institutional Shares

(a)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
200	U.S. Treasury Bill	Zero Coupon	4/7/2020	200
37,379,400	U.S. Treasury Bond	3.625	2/15/2044	50,999,879
Total Collateral Value				51,000,079

(b)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
42,139,700	U.S. Treasury Bills	Zero Coupon	03/03/2020–04/07/2020	42,113,374
1,500	U.S. Treasury Note	2.25	3/31/2020	1,515
10,700	U.S. Treasury Bonds	1.625–2.75	02/15/2028–08/15/2029	11,036
100	U.S. Treasury Inflation-Indexed Bond	0.25	7/15/2029	105
Total Collateral Value				42,126,030

(c)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
296,600	U.S. Treasury Note	1.25	7/31/2023	300,035
18,964,400	U.S. Treasury Bond	2.25	11/15/2025	20,368,987
32,168,346	U.S. Treasury Inflation-Indexed Bond	Zero Coupon	8/15/2025	30,331,050
Total Collateral Value				51,000,072

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FEDL01: U.S. Federal Funds Effective Rate

LIBOR: London Interbank Offered Rate

LIQ: Liquidity Facility

LOC: Letter of Credit

SPA: Standby Bond Purchase Agreement

SOFR: Secured Overnight Financing Rate

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 29, 2020 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments,

The accompanying notes are an integral part of the financial statements.

DWS ESG Liquidity Fund — Institutional Shares	|	9

please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities (d)	$—	$432,489,677	$—	$432,489,677
Repurchase Agreements	—	141,300,000	—	141,300,000
Total	$—	$573,789,677	$—	$573,789,677

(d)	See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

10	|	DWS ESG Liquidity Fund — Institutional Shares

Statement of Assets and Liabilities

as of February 29, 2020 (Unaudited)

Assets
Investments in securities, at value (cost $432,376,130)	$432,489,677
Repurchase agreements, valued at amortized cost (cost $141,300,000)	141,300,000
Cash	165,747
Receivable for investments sold	15,000
Interest receivable	429,384
Other assets	34,878
Total assets	574,434,686

Liabilities
Distributions payable	174,041
Accrued Trustees’ fees	5,196
Other accrued expenses and payables	76,954
Total liabilities	256,191
Net assets, at value	$574,178,495

Net Assets Consist of
Distributable earnings (loss)	124,418
Paid-in capital	574,054,077
Net assets, at value	$574,178,495

Net Asset Value
Capital Shares

Net Asset Value, offering and redemption price per share ($241,457,442 ÷ 241,397,281 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.0002
Institutional Shares

Net Asset Value, offering and redemption price per share ($256,679,087 ÷ 256,631,287 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.0002
Institutional Reserved Shares

Net Asset Value, offering and redemption price per share ($76,041,966 ÷ 75,941,847 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.0013

The accompanying notes are an integral part of the financial statements.

DWS ESG Liquidity Fund — Institutional Shares	|	11

Statement of Operations

for the six months ended February 29, 2020 (Unaudited)

Investment Income
Income:

Interest	$4,742,779
Expenses:

Management fee	368,335
Administration fee	245,557
Services to shareholders	7,880
Service fee	12,060
Custodian fee	22,927
Professional fees	35,828
Reports to shareholders	29,224
Registration fees	34,986
Trustees’ fees and expenses	10,348
Other	31,766
Total expenses before expense reductions	798,911
Expense reductions	(684,916)
Total expenses after expense reductions	113,995
Net investment income	4,628,784

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	722
Change in net unrealized appreciation (depreciation) on investments	52,910
Net gain (loss)	53,632
Net increase (decrease) in net assets resulting from operations	$4,682,416

The accompanying notes are an integral part of the financial statements.

12	|	DWS ESG Liquidity Fund — Institutional Shares

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended February 29, 2020 (Unaudited)	Year Ended August 31, 2019

Operations:

Net investment income (loss)	$4,628,784	$9,627,657
Net realized gain (loss)	722	3,571
Change in net unrealized appreciation (depreciation)	52,910	(11,589)
Net increase (decrease) in net assets resulting from operations	4,682,416	9,619,639
Distributions to shareholders:

Capital Shares	(2,392,884)	(7,475,037)
Institutional Shares	(1,785,629)	(1,335,303)
Institutional Reserved Shares	(450,271)	(817,317)*
Total distributions	(4,628,784)	(9,627,657)
Fund share transactions:

Proceeds from shares sold	466,075,765	481,018,281
Reinvestment of distributions	3,855,242	9,180,477
Payments for shares redeemed	(308,614,858)	(436,790,551)
Net increase (decrease) in net assets from Fund share transactions	161,316,149	53,408,207
Increase (decrease) in net assets	161,369,781	53,400,189
Net assets at beginning of period	412,808,714	359,408,525

Net assets at end of period	$574,178,495	$412,808,714

*	For the period from October 29, 2018 (commencement of operations of Institutional Reserved Shares) to August 31, 2019.

The accompanying notes are an integral part of the financial statements.

DWS ESG Liquidity Fund — Institutional Shares	|	13

Financial Highlights

Institutional Shares	Six Months Ended 2/29/20 (Unaudited)		Years Ended August 31,
			2019		2018	2017[b]	2016[b]	2015[b]

Selected Per Share Data
Net asset value, beginning of period	$1.0001		$1.0001		$.9999	$1.0001	$1.0000	$1.0001
Income (loss) from investment operations:

Net investment income	.0095		.0247		.0160	.0090	.0047	.0019
Net realized and unrealized gain (loss)	.0001		(.0000	)***	.0002	(.0002)	.0001	(.0001)
Total from investment operations	.0096		.0247		.0162	.0088	.0048	.0018
Less distributions from:
Net investment income	(.0095)		(.0247)		(.0160)	(.0090)	(.0047)	(.0019)
Net asset value, end of period	$1.0002		$1.0001		$1.0001	$.9999	$1.0001	$1.0000
Total Return (%)[a]	.96	**	2.51		1.62	.89	.48	.18

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	257		123		.01	.01	.01	.01
Ratio of expenses before expense reductions (%)	.32	*	.35		.62	1.03	137.84	.81
Ratio of expenses after expense reductions (%)	.04	*	.03		.15	.10	.05	.05
Ratio of net investment income (%)	1.88	*	2.51		1.60	.90	.46	.18

[a]	Total return would have been lower had certain expenses not been reduced.

[b]

On November 4, 2016 , the Fund implemented a 10 for 1 stock split. Net asset value and per share information through November 3, 2016 have been updated to reflect the effect of the split. Shareholders received 10 shares for every 1 share owned and net asset value per share decreased correspondingly.

*	Annualized

**	Not annualized

***	Amount is less than $.00005.

The accompanying notes are an integral part of the financial statements.

14	|	DWS ESG Liquidity Fund — Institutional Shares

Notes to Financial Statements	(Unaudited)

A. Organization and Significant Accounting Policies

DWS ESG Liquidity Fund (the “Fund”) is a diversified series of Investors Cash Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Massachusetts business trust. The Fund may impose liquidity fees on redemptions and/or temporarily suspend (gate) redemptions if the Fund’s liquidity falls below required minimums because of market conditions or other factors.

The Fund offers three classes of shares: Capital Shares, Institutional Shares and Institutional Reserved Shares. Certain detailed financial information for Capital Shares and Institutional Reserved Shares are provided separately and are available upon request. Capital Shares are no longer available to new external investors except under certain circumstances.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as services to shareholders, distribution and service fees and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own

DWS ESG Liquidity Fund — Institutional Shares	|	15

assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Debt securities are valued at prices supplied by independent pricing services approved by the Fund’s Board. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.

Repurchase Agreements. The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, with certain banks and broker/dealers whereby the Fund, through its custodian or a sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodial bank or another designated sub-custodian holds the collateral in a separate account until the agreement matures. If the value

16	|	DWS ESG Liquidity Fund — Institutional Shares

of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Fund has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Fund’s claims on the collateral may be subject to legal proceedings.

As of February 29, 2020, the Fund held repurchase agreements with a gross value of $141,300,000. The value of the related collateral exceeded the value of the repurchase agreements at period end. The detail of the related collateral is included in the footnotes following the Fund’s Investment Portfolio.

Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

At February 29, 2019, the aggregate cost of investments for federal income tax purposes was $573,676,130. The net unrealized appreciation for all investments based on tax cost was $113,547. This consisted of aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost of $119,262 and aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value of $5,715.

The Fund has reviewed the tax positions for the open tax years as of August 31, 2019 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distributions of Income and Gains. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

DWS ESG Liquidity Fund — Institutional Shares	|	17

Liquidity Fees and Gates. The Fund may impose a liquidity fee on redemptions of up to 2% of the value of shares redeemed and/or temporarily suspend (gate) redemptions for up to 10 business days in any 90 day period in the event that the Fund’s weekly liquid assets fall below designated thresholds. Any liquidity fees imposed are retained by the Fund for the benefit of the remaining shareholders and are recorded as an addition to paid-in-capital. There were no liquidity fees or gates imposed for the six months ended February 29, 2020.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Fees and Transactions with Affiliates

Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

Pursuant to the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the Fund’s average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $1 billion of the Fund’s average daily net assets	.1500%
Next $3 billion of such net assets	.1325%
Over $4 billion of such net assets	.1200%

18	|	DWS ESG Liquidity Fund — Institutional Shares

Accordingly, for the six months ended February 29, 2020, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.15% of the Fund’s average daily net assets.

For the period from September 1, 2019 through November 30, 2019 the Advisor had contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:

Capital Shares	.02%
Institutional Shares	.10%
Institutional Reserved Shares	.15%

Effective from December 1, 2019 through November 30, 2020, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:

Capital Shares	.10%
Institutional Shares	.12%
Institutional Reserved Shares	.17%

In addition, for the period from September 1, 2019 through November 30, 2019 the Advisor had agreed to voluntarily waive additional expenses. Under these arrangements, the Advisor waived certain expenses on Institutional Shares and Institutional Reserve Shares.

Effective December 1, 2019 through February 29, 2020, the Advisor has voluntarily agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:

Capital Shares	.06%
Institutional Shares	.06%
Institutional Reserved Shares	.09%

This voluntary waiver or reimbursement may be terminated at any time at the option of the Advisor.

DWS ESG Liquidity Fund — Institutional Shares	|	19

For the six months ended February 29, 2020, fees waived and/or expenses reimbursed for each class are as follows:

Capital Shares	$351,296
Institutional Shares	261,519
Institutional Reserved Shares	72,101
$684,916

Administration Fee. Pursuant to the Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee”) of 0.10% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended February 29, 2020, the Administration Fee was $245,557, of which $45,646 is unpaid.

Effective March 1, 2020, for all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual Administration Fee of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly.

Service Provider Fees. DWS Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended February 29, 2020, amounts charged to the Fund by DSC were as follows:

Services to Shareholders	Total Aggregated	Unpaid at February 29, 2020
Capital Shares	$1,820	$1,025
Institutional Shares	832	136
Institutional Reserved Shares	5,066	1,119
	$7,718	$2,280

Shareholder Servicing Fee. DWS Distributors, Inc., (“DDI”), an affiliate of the Advisor, provides information and administrative services for a fee (“Service Fee”) at an annual rate of 0.05% of average daily net assets for the Institutional Reserved Shares. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of the shareholder accounts the firms service. For the six months ended February 29, 2020, the Service Fee was as follows:

Service Fee	Total Aggregated	Unpaid at February 29, 2020
Institutional Reserved Shares	$12,060	$3,025

20	|	DWS ESG Liquidity Fund — Institutional Shares

Typesetting and Filing Service Fees. Under an agreement with the Fund, DIMA is compensated for providing certain pre-press and regulatory filing services to the Fund. For the six months ended February 29, 2020, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $15,522, of which $7,849 is unpaid.

Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

C. Ownership of the Fund

From time to time, the Fund may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

At February 29, 2020, one affiliated shareholder account was the owner of record of 10% or more of the total outstanding shares of the Fund, owning approximately 17%. At February 29, 2020, there was one non-affiliated shareholder account that held approximately 12% of the total outstanding shares of the Fund.

D. Line of Credit

The Fund and other affiliated funds (the “Participants”) share in a $350 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at February 29, 2020.

E. Fund Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended February 29, 2020		Year Ended August 31, 2019
	Shares	Dollars	Shares		Dollars

Shares sold
Capital Shares	59,990,002	$60,002,000	192,061,953		$192,067,813
Institutional Shares	172,979,604	173,000,000	149,436,243		149,440,468
Institutional Reserved Shares	232,779,635	233,073,765	139,324,853	*	139,510,000	*
		$466,075,765			$481,018,281

DWS ESG Liquidity Fund — Institutional Shares	|	21

	Six Months Ended February 29, 2020		Year Ended August 31, 2019
	Shares	Dollars	Shares		Dollars

Shares issued to shareholders in reinvestment of distributions
Capital Shares	2,069,128	$2,069,531	7,189,271		$7,189,978
Institutional Shares	1,511,242	1,511,448	1,246,186		1,246,284
Institutional Reserved Shares	273,882	274,263	743,186	*	744,215 *
		$3,855,242			$9,180,477

Shares redeemed
Capital Shares	(54,202,957)	$(54,214,344)	(325,033,096)		$(325,066,283)
Institutional Shares	(40,554,045)	(40,559,400)	(27,999,203)		(27,998,003)
Institutional Reserved Shares	(213,562,606)	(213,841,114)	(83,617,103	)*	(83,726,265)*
		$(308,614,858)			$(436,790,551)

Net increase (decrease)
Capital Shares	7,856,173	$7,857,187	(125,781,872)		$(125,808,492)
Institutional Shares	133,936,801	133,952,048	122,683,226		122,688,749
Institutional Reserved Shares	19,490,911	19,506,914	56,450,936	*	56,527,950 *
		$161,316,149			$53,408,207

*	For the period from October 29, 2018 (commencement of operations of Institutional Reserved Shares) to August 31, 2019.

F. Subsequent Event

A novel strain of coronavirus (COVID-19) was declared a pandemic by the World Health Organization on March 11, 2020. The situation is evolving with various cities and countries around the world responding in different ways to address the outbreak. There are direct and indirect economic effects developing for various industries and individual companies throughout the world. Management will continue to monitor the impact COVID-19 has on the Fund and reflect the consequences as appropriate in the Fund’s accounting and financial reporting. The recent pandemic spread of the novel coronavirus and related geopolitical events could lead to increased market volatility, disruption to U.S. and world economies and markets and may have significant adverse effects on the Fund and its investments.

22	|	DWS ESG Liquidity Fund — Institutional Shares

Information About Your Fund’s Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (September 1, 2019 to February 29, 2020).

The tables illustrate your Fund’s expenses in two ways:

–

Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.

–

Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

DWS ESG Liquidity Fund — Institutional Shares	|	23

Expenses and Value of a $1,000 Investment for the six months ended February 29, 2020 (Unaudited)

Actual Fund Return	Institutional Shares
Beginning Account Value 9/1/19	$1,000.00
Ending Account Value 2/29/20	$1,009.60
Expenses Paid per $1,000*	$.20

Hypothetical 5% Fund Return	Institutional Shares
Beginning Account Value 9/1/19	$1,000.00
Ending Account Value 2/29/20	$1,024.66
Expenses Paid per $1,000*	$.20

*

Expenses are equal to the Institutional Shares’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 (the number of days in the most recent six-month period), then divided by 366.

Annualized Expense Ratio
Institutional Shares	.04%

For more information, please refer to the Fund’s prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to tools.finra.org/fund_analyzer/.

24	|	DWS ESG Liquidity Fund — Institutional Shares

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of DWS ESG Liquidity Fund’s (the “Fund”) investment management agreement (the “Agreement”) with DWS Investment Management Americas, Inc. (“DIMA”) in September 2019.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

–	During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).

–

The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant”). Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

–	The Board also received extensive information throughout the year regarding performance of the Fund.

–

The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

–

In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA has managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain

DWS ESG Liquidity Fund — Institutional Shares	|	25

invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group”). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. In 2018, approximately 20% of DWS Group’s shares were sold in an initial public offering, with Deutsche Bank AG owning the remaining shares.

As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one- and three-year periods ended December 31, 2018, the Fund’s gross performance (Capital Shares) was in the 4th quartile and 1st quartile, respectively, of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board noted the disappointing investment performance of the Fund in recent periods and continued to discuss with senior management of DIMA the factors contributing to such underperformance and actions

26	|	DWS ESG Liquidity Fund — Institutional Shares

being taken to improve performance. The Board noted changes that incorporated certain Environmental, Social and Corporate Governance (“ESG”) factors and considerations into the Fund’s investment strategy, and a related change to the Fund’s name, effective September 4, 2018. The Board recognized the efforts by DIMA in recent years to enhance its investment platform and improve long-term performance across the DWS fund complex.

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (4th quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2018). Based on Broadridge data provided as of December 31, 2018, the Board noted that the Fund’s total operating expenses (excluding 12b-1 fees and/or shareholder administration fees, if applicable) were higher than the median (4th quartile) of the applicable Broadridge expense universe (less any applicable 12b-1 fees) for the following share classes: Capital Shares, Institutional Reserved Shares and Institutional Shares. The Board noted the expense limitations agreed to by DIMA. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds”), noting that DIMA indicated that it does not provide services to any other comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds”) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received

DWS ESG Liquidity Fund — Institutional Shares	|	27

information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out” benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for transfer agency services provided to the Fund. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers and (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel.

28	|	DWS ESG Liquidity Fund — Institutional Shares

Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

DWS ESG Liquidity Fund — Institutional Shares	|	29

Account Management Resources

Automated Information Line	Institutional Investor Services (800) 730-1313 Personalized account information, information on other DWS funds and services via touchtone telephone and the ability to exchange or redeem shares.
Web Site

liquidity.dws.com/US/products/fund_facts_prospectus_l2.jsp

View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.

Obtain prospectuses and applications, news about DWS funds, insight from DWS economists and investment specialists and access to DWS fund account information.

For More Information	(800) 730-1313, option 1 To speak with a fund service representative.
Written Correspondence	DWS PO Box 219210 Kansas City, MO 64121-9210
Proxy Voting	The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
Portfolio Holdings	Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing was filed with the SEC on Form N-Q. Effective from and after the Fund’s third fiscal quarter-end of 2019, Form N-Q is rescinded and will not be filed with the SEC. In addition, each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC’s Web site at sec.gov. The Fund’s portfolio holdings are also posted on dws.com as of each month-end. Please see the Fund’s current prospectus for more information.
Principal Underwriter	If you have questions, comments or complaints, contact: DWS Distributors, Inc 222 South Riverside Plaza Chicago, IL 60606-5808 dws.com (800) 621-1148

30	|	DWS ESG Liquidity Fund — Institutional Shares

Investment Management

DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), which is part of the DWS Group GmbH & Co. KGaA (“DWS Group”), is the investment advisor for the Fund. DIMA and its predecessors have more than 90 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients. DIMA is an indirect, wholly owned subsidiary of DWS Group.

DWS Group is a global organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world’s major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

	Capital Shares	Institutional Shares	Institutional Reserved Shares
Nasdaq Symbol	ESIXX	ESGXX	ESRXX
CUSIP Number	461473 845	461473 837	461473 811
Fund Number	1011	1411	1211

DWS ESG Liquidity Fund — Institutional Shares	|	31

Privacy Statement

FACTS	What Does DWS Do With Your Personal Information?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share can include:

– Social Security number

– Account balances

– Purchase and transaction history

– Bank account information

– Contact information such as mailing address, e-mail address and telephone number

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons DWS chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does DWS share?	Can you limit this sharing?

For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No

For our marketing purposes — to offer our products and services to you	Yes	No

For joint marketing with other financial companies	No	We do not share

For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We do not share

For our affiliates’ everyday business purposes — information about your creditworthiness	No	We do not share

For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 728-3337 or e-mail us at service@dws.com

32	|	DWS ESG Liquidity Fund — Institutional Shares

Who we are

Who is providing this notice?	DWS Distributors, Inc; DWS Investment Management Americas, Inc.; DWS Trust Company; the DWS Funds

What we do

How does DWS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards, secured files, and secured buildings.

How does DWS collect my personal information?

We collect your personal information, for example, when you:

– open an account

– give us your contact information

– provide bank account information for ACH or wire transactions

– tell us where to send money

– seek advice about your investments

Why can’t I limit all sharing?

Federal law gives you the right to limit only

– sharing for affiliates’ everyday business purposes

– information about your creditworthiness

– affiliates from using your information to market to you

– sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions

Affiliates	Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank (“DB”) name, such as DB AG Frankfurt.

Non-affiliates

Companies not related by common ownership or control. They can be financial and non-financial companies.

Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS does not jointly market.

California residents may go to https://fundsus.dws.com/us/en-us/legal-resources/privacy-policy.html to obtain additional information relating to their rights under California state law.

Rev. 12/2019

DWS ESG Liquidity Fund — Institutional Shares	|	33

Notes

Notes

Notes

Notes

Notes

Notes

DELFINST-3

(R-037942-6 4/20)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

ITEM 13.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS ESG Liquidity Fund (Institutional Shares), a series of Investors Cash Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	4/29/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	4/29/2020

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	4/29/2020